Share Capital - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	7,281,120	6,713,506	2,482,332
Vested stock options (in shares)	5,152,293
Remaining contractual life in years	1 year 8 months 1 day
Exercise price (C$/share) | $ / shares	$ 4.57
3.67
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	179,700
Vested stock options (in shares)	179,700
Remaining contractual life in years	3 months
Exercise price (C$/share) | $ / shares	$ 3.67
4.05
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	465,000
Vested stock options (in shares)	465,000
Remaining contractual life in years	1 year 3 months
Exercise price (C$/share) | $ / shares	$ 4.05
6.88
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	50,000
Vested stock options (in shares)	50,000
Remaining contractual life in years	1 year 6 months 3 days
Exercise price (C$/share) | $ / shares	$ 6.88
6.04
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	730,000
Vested stock options (in shares)	730,000
Remaining contractual life in years	2 years 3 months
Exercise price (C$/share) | $ / shares	$ 6.04
5.45
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	90,000
Vested stock options (in shares)	45,000
Remaining contractual life in years	3 years 25 days
Exercise price (C$/share) | $ / shares	$ 5.45
5.84
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	801,000
Vested stock options (in shares)	801,000
Remaining contractual life in years	3 years 3 months
Exercise price (C$/share) | $ / shares	$ 5.84
6.2
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	508,190
Vested stock options (in shares)	508,190
Remaining contractual life in years	1 month 13 days
Exercise price (C$/share) | $ / shares	$ 6.20
4.7
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	4,439
Vested stock options (in shares)	4,439
Remaining contractual life in years	3 months 7 days
Exercise price (C$/share) | $ / shares	$ 4.70
4
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	1,935,000
Vested stock options (in shares)	1,935,000
Remaining contractual life in years	1 year 2 months 1 day
Exercise price (C$/share) | $ / shares	$ 4.00
3.8
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	599,806
Vested stock options (in shares)	299,906
Remaining contractual life in years	1 year 2 months 23 days
Exercise price (C$/share) | $ / shares	$ 3.80
3.72
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	208,115
Vested stock options (in shares)	104,058
Remaining contractual life in years	1 year 5 months 1 day
Exercise price (C$/share) | $ / shares	$ 3.72
5
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	30,000
Vested stock options (in shares)	30,000
Remaining contractual life in years	1 year 5 months 26 days
Exercise price (C$/share) | $ / shares	$ 5.00
4.03
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	1,592,903
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 10 days
Exercise price (C$/share) | $ / shares	$ 4.03
3.4
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	26,815
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 4 months 13 days
Exercise price (C$/share) | $ / shares	$ 3.40
3.09
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	60,152
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 9 months 3 days
Exercise price (C$/share) | $ / shares	$ 3.09